Segment Information Revenue by Geographic Area, Based on Where Guests are Sourced (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 15,456	$ 15,382	$ 15,793
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	7,738	7,952	7,835
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	5,426	5,367	5,961
Australia and Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	1,772	1,506	1,528
Others
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 520	$ 557	$ 469